Transport concession	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Transport Concession
Note 31. Transport Concession
31.1 General considerations
Section 28, Argentina’s National Hydrocarbons Law, sets forth that all operating concession holders are entitled to obtain a concession for transporting hydrocarbons. In compliance with section 6, Presidential Decree No. 115/19, the transportation concessions granted after the issuance of this decree will have complete independence and autonomy from the operating concession giving rise to it so that the operating concession does not interfere or hinder by any means the term of the transportation concession. The transportation concession holder will be entitled to enter into capacity reservation agreements freely pursuant to the terms of this decree. The assignment method, prices and volumes of these agreements may be negotiated freely between the transportation concession holder and the related shippers.
31.2 Federal transportation concession
On November 22, 2019, Argentina’s Government Department of Energy issued Resolution No. 753/19 whereby it provided Vista Argentina with a crude oil transportation concession for the oil pipeline that will extend from Borde Montuoso oilfield (in Bajada de Palo Oeste, Province of Neuquén) to La Escondida pumping station (related to Allen-Puerto Rosales oilfield, Province of Río Negro), operated by Oleoductos del Valle Sociedad Anónima. In that same act, Vista Argentina assigned the concession to Aleph as part of the agreement mentioned in Note 28.
The national transportation concession is extended through December 19, 2053.
It will transport production from Bajada de Palo Oeste, Bajada del Palo Este, Coirón Amargo Norte, Charco del Palenque and ELo, located in the Provinces of Neuquén and Río Negro
31.3 Entre Lomas crude oil transportation concession
On December 6, 2019, the Province of Río Negro issued Decree No. 1,821/19 whereby it provided Vista Argentina with a hydrocarbon transportation concession related to ELo concerning the oil pipeline connecting the crude treatment plant located in Charco Bayo oilfield in ELo (the “PTC Elo”) to its interconnection with the crude oil trunk transportation system in La Escondida operated by Oleoductos del Valle S.A. in the Province of Río Negro, including the PTC ELo within the transportation concession.
The transportation concession was granted for a term equal to the remainder term of the operating concession of the related ELo area; i.e., until January 21, 2026.
It will transport production from ELo, Bajada del Palo Oeste, Bajada del Palo Este, Coirón Amargo Norte, ELo and Charco del Palenque.
31.4 25 de Mayo-Medanito SE transportation concession
On December 6, 2019, the Province of Río Negro issued Decree No. 1,822/19 whereby it provided Vista Argentina with a hydrocarbon transportation concession related to 25 de Mayo-Medanito SE, Province of Río Negro, concerning the oil pipeline connecting the crude treatment plant located in 25 de Mayo-Medanito SE (Río Negro) (“PTC MED”) to its interconnection with the crude oil trunk transportation system in Medanito operated by Oleoductos del Valle S.A. in the Province of Río Negro, including PTC MED within the transportation concession.
The transportation concession was granted for a term equal to the remainder term of the operating concession of the related 25 de Mayo-Medanito area; i.e., until October 26, 2026.
It will transport production from 25 de Mayo- Medanito SE and Jagüel de los Machos.
31.5 Entre Lomas gas transportation concession
On December 6, 2019, the Province of Río Negro issued Decree No. 1,823/19 whereby it provided Vista Argentina with a hydrocarbon transportation concession related to ELo concerning the gas pipeline connecting the gas treatment plant located in Charco Bayo oilfield in ELo (the “PTG ELo”) to its interconnection with the gas trunk transportation system operated by Transportadora del Gas S.A. (“TGS”) in the Province of Río Negro, including the PTG ELo within the transportation concession.
The transportation concession was granted for a term equal to the remainder term of the operating concession of the related ELo area, i.e., until January 21, 2026.
It will transport production from ELo, Bajada del Palo Oeste, Bajada del Palo Este, Coirón Amargo Norte and Charco del Palenque.